ASSETS HELD FOR SALE - Narrative (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2017	Jul. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Proceeds from sale of assets held for sale			$ 0	$ 15	$ 0
Gain on sale of assets			(267)	$ (57)	$ (269)
Assets and liabilities classified as held for sale | Industrial operations
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Gain on sale of assets			233
Assets and liabilities classified as held for sale | Industrial operations | Graphite Electrode Business
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Impairment charge			8
Proceeds from sale of assets held for sale		$ 28
Assets and liabilities classified as held for sale | Industrial operations | Infrastructure Support Manufacturing Business
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Proceeds from sale of assets held for sale			27
Assets and liabilities classified as held for sale | Industrial operations | Bath And Shower Products Manufacturing Business
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Proceeds from sale of assets held for sale			357
Assets and liabilities classified as held for sale | Energy
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Proceeds from sale of assets held for sale	$ 24
Gain on sale of assets			24
Assets and liabilities classified as held for sale | Energy | Oil And Natural Gas Business
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Impairment charge			$ (23)